Other Liabilities, Provisions, Contingencies and Commitments - Other (Details) $ in Millions, $ in Millions	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)
Disclosure of financial liabilities [abstract]
Derivative financial instruments, non-current		$ 3,743	$ 1,672
Security deposits		1,279	809
Other non-current financial liabilities	$ 252	$ 5,022	$ 2,481